PENSION AND EMPLOYEE FUTURE BENEFITS (Details - Plan assets) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined benefit pension plans
Disclosure of plan assets [line items]
Balance, beginning of year	$ (126)	$ (135)	$ (119)
Return on plan assets		5	(8)	$ (2)
Employer contribution	10
Business combination		0	0	25
Benefits paid		(9)	(7)	(8)
Exchange differences		(7)	4	3
Balance, end of year		(126)	(135)	(119)
Defined benefit pension plans | Plan assets
Disclosure of plan assets [line items]
Balance, beginning of year	126	135	119	103
Interest income		5	5	5
Return on plan assets		(5)	8	2
Employer contribution		5	5	7
Business combination		0	0	9
Benefits paid		(9)	(7)	(8)
Exchange differences		(5)	5	1
Balance, end of year		126	135	119
Non-pension benefit plans
Disclosure of plan assets [line items]
Balance, beginning of year	(4)	(5)	(5)
Return on plan assets		0	0	0
Business combination		0	0	14
Benefits paid		(2)	(2)	(2)
Exchange differences		(2)	0	2
Balance, end of year		(4)	(5)	(5)
Non-pension benefit plans | Plan assets
Disclosure of plan assets [line items]
Balance, beginning of year	$ 4	5	5	0
Interest income		0	0	0
Return on plan assets		(1)	0	0
Employer contribution		2	2	3
Business combination		0	0	4
Benefits paid		(2)	(2)	(2)
Exchange differences		0	0	0
Balance, end of year		$ 4	$ 5	$ 5